T. ROWE PRICE Balanced Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.4%
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 2,335,000 2,348
AGL
Series 2021-13A, Class A1R, CLO, FRN
3M TSFR + 1.10%, 5.373%, 10/20/34 (1) 3,285,000 3,287
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 1,212,822 1,215
Ares Loan Funding IX
Series 2025-ALF9A, Class A1, CLO, FRN
3M TSFR + 1.18%, 5.459%, 3/31/38 (1) 885,000 886
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 365,000 364
Barings III
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.959%, 1/18/35 (1) 1,655,000 1,656
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.456%, 12/26/31 (1) 115,868 116
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 5.633%, 7/27/48 (1) 1,225,000 1,225
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 104,831 104
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  580,000 593
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  105,000 107
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,715,000 1,660
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 235,000 238
Carvana Auto Receivables Trust
Series 2025-P2, Class A4
4.75%, 6/10/31  1,055,000 1,073
Chase Auto Owner Trust
Series 2025-1A, Class A3
4.29%, 6/25/30 (1) 215,000 217

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.768%, 4/15/30 (1) 475,000 475
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.649%, 1/18/38 (1) 520,000 522
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 2,330,000 2,291
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 625,653 614
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,155,398 1,116
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,446,202 1,363
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 313,675 324
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 252,201 259
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.822%, 1/17/37 (1) 1,385,000 1,388
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 155,000 157
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 110,000 112
Enterprise Fleet Financing
Series 2024-4, Class A2
4.69%, 7/20/27 (1) 402,871 404
Enterprise Fleet Financing
Series 2024-4, Class A4
4.70%, 6/20/31 (1) 670,000 680
Enterprise Fleet Financing
Series 2025-3, Class A3
4.46%, 9/20/29 (1) 1,275,000 1,288
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  945,000 949

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Select Automobile Receivables Trust
Series 2025-2, Class A3
4.43%, 8/15/30  825,000 830
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 1,665,000 1,663
Fortress Credit BSL XIX
Series 2023-2A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.571%, 7/24/36 (1) 3,575,000 3,571
Halseypoint 6
Series 2022-6A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.675%, 1/20/38 (1) 690,000 693
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 905,208 937
Highbridge Loan Management
Series 5A-2015, Class A1R3, CLO, FRN
3M TSFR + 1.06%, 5.378%, 10/15/30 (1) 265,815 266
Hilton Grand Vacations Trust
Series 2025-2A, Class A
4.54%, 5/25/44 (1) 260,789 261
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 127,111 129
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 889,185 895
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 5.902%, 4/22/37 (1) 720,000 723
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.688%, 7/15/35 (1) 1,160,000 1,165
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 49,375 48
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 6.068%, 1/15/36 (1) 1,075,000 1,078
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.608%, 10/15/32 (1) 1,197,223 1,197
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 315,355 313

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 249,234 246
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 197,625 185
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 165,000 166
Neuberger Berman Loan Advisers
Series 2022-48A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 5.408%, 4/25/36 (1) 3,340,000 3,351
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 896,843 901
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.665%, 11/26/37 (1) 1,910,000 1,915
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 628,715 637
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 64,228 65
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 344,998 327
Progress Residential Trust
Series 2025-SFR5, Class A
3.85%, 10/17/42 (1) 465,000 451
Rockford Tower
Series 2022-1A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.475%, 7/20/35 (1) 3,335,000 3,346
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  2,352,635 2,343
SCF Equipment Leasing
Series 2024-1A, Class C
5.82%, 9/20/32 (1) 390,000 404
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 696,127 698
SCF Equipment Trust
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 995,000 1,018

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 313,000 320
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 1,547,511 1,441
Sierra Timeshare Receivables Funding
Series 2025-2A, Class A
4.72%, 4/20/44 (1) 661,578 667
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.868%, 4/25/37 (1) 2,220,000 2,222
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 154,884 154
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 521,873 498
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 1,208,201 1,104
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class A4
4.29%, 6/20/29 (1) 790,000 794
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 420,000 422
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $1,643 (2)
(3) 1,642,568 1,643
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 221,131 225
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 130,429 133
Verdant Receivables
Series 2025-1A, Class B
5.37%, 5/12/33 (1) 100,000 102
Wheels Fleet Lease Funding 1
Series 2025-2A, Class A1
4.41%, 5/18/40 (1) 3,105,000 3,122

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 205,000 205
Total Asset-Backed Securities (Cost $69,870) 69,905
BOND FUNDS  4.7%
T. Rowe Price Inflation Protected Bond Fund - I Class,
3.06% (4)(5) 2,240,372 23,927
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.16% (4)(5) 23,854,774 190,361
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 2.47% (4)(5) 4,446,463 21,521
Total Bond Funds (Cost $242,179) 235,809
COMMON STOCKS  60.7%
COMMUNICATION SERVICES  4.8%
Diversified Telecommunication Services  0.3%
AT&T  50,878 1,437
BT Group (GBP)  2,700,732 6,948
KT (KRW)  133,452 5,075
Telstra Group (AUD)  1,218,037 3,883
17,343
Entertainment  0.6%
Electronic Arts  5,368 1,083
Netflix (6) 20,683 24,797
Spotify Technology (6) 999 697
Take-Two Interactive Software (6) 628 162
TKO Group Holdings  3,281 663
Walt Disney  11,506 1,318
28,720
Interactive Media & Services  3.3%
Alphabet, Class A  132,965 32,324
Alphabet, Class C  247,133 60,189
Meta Platforms, Class A  87,880 64,537
Pinterest, Class A (6) 86,784 2,792
Tencent Holdings (HKD)  39,200 3,340
163,182
Media  0.1%
Charter Communications, Class A (6) 1,259 346
Comcast, Class A  59,660 1,874

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trade Desk, Class A (6) 6,500 319
2,539
Wireless Telecommunication Services  0.5%
KDDI (JPY)  399,000 6,364
T-Mobile U.S.  72,255 17,296
23,660
Total Communication Services 235,444
CONSUMER DISCRETIONARY  6.7%
Automobile Components  0.2%
Autoliv, SDR (SEK)  52,489 6,485
Dowlais Group (GBP)  1,184,819 1,278
7,763
Automobiles  1.1%
General Motors  6,900 421
Subaru (JPY)  173,900 3,544
Suzuki Motor (JPY) (7) 367,500 5,350
Tesla (6) 81,611 36,294
Toyota Motor (JPY)  572,900 11,003
56,612
Broadline Retail  2.1%
Alibaba Group Holding (HKD)  141,684 3,168
Amazon.com (6) 362,627 79,622
eBay  7,487 681
Isetan Mitsukoshi Holdings (JPY) (7) 360,900 6,656
Next (GBP)  44,342 7,392
Sea, ADR (6) 51,815 9,261
106,780
Distributors  0.0%
Pool  1,000 310
310
Hotels, Restaurants & Leisure  1.1%
Amadeus IT Group (EUR)  76,709 6,098
Booking Holdings  1,716 9,265
Chipotle Mexican Grill (6) 114,658 4,493
Compass Group (GBP)  339,511 11,572
Darden Restaurants  1,600 305
Domino's Pizza  658 284
DoorDash, Class A (6) 20,640 5,614
Hilton Worldwide Holdings  5,442 1,412
Las Vegas Sands  13,168 708

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
McDonald's  44,868 13,635
Royal Caribbean Cruises  4,115 1,332
Wingstop  1,151 290
55,008
Household Durables  0.4%
NVR (6) 143 1,149
Panasonic Holdings (JPY)  394,000 4,276
Persimmon (GBP)  165,179 2,581
Sony Group (JPY)  494,700 14,221
22,227
Specialty Retail  1.4%
AutoZone (6) 3,024 12,974
Bath & Body Works  4,441 114
Carvana (6) 58,879 22,212
Home Depot  38,408 15,563
Kingfisher (GBP)  1,506,350 6,275
Lowe's  6,518 1,638
O'Reilly Automotive (6) 14,684 1,583
Ross Stores  24,156 3,681
TJX  32,699 4,726
Ulta Beauty (6) 930 508
69,274
Textiles, Apparel & Luxury Goods  0.4%
Asics (JPY)  207,400 5,427
Kering (EUR)  17,887 5,994
Moncler (EUR)  77,887 4,584
NIKE, Class B  7,600 530
Samsonite Group (HKD)  1,047,600 2,245
Tapestry  2,700 306
19,086
Total Consumer Discretionary 337,060
CONSUMER STAPLES  2.9%
Beverages  0.3%
Coca-Cola  57,634 3,822
Diageo (GBP)  170,172 4,072
Heineken (EUR)  70,554 5,525
Keurig Dr Pepper  39,130 998
Monster Beverage (6) 11,588 780
PepsiCo  11,516 1,618
16,815

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consumer Staples Distribution & Retail  0.6%
Costco Wholesale  5,336 4,939
Dollar Tree (6) 64,407 6,078
Seven & i Holdings (JPY)  378,100 5,074
Walmart  117,444 12,104
28,195
Food Products  0.7%
Ajinomoto (JPY)  187,600 5,378
Lamb Weston Holdings  1,800 105
Mondelez International, Class A  186,270 11,636
Nestle (CHF)  198,784 18,255
Tyson Foods, Class A  2,700 147
35,521
Household Products  0.5%
Colgate-Palmolive  103,538 8,277
Kimberly-Clark  7,013 872
Procter & Gamble  116,708 17,932
27,081
Personal Care Products  0.7%
elf Beauty (6) 2,900 384
Estee Lauder, Class A  7,200 635
Kenvue  399,318 6,481
L'Oreal (EUR)  16,079 6,986
Puig Brands, Class B (EUR) (7) 138,770 2,238
Unilever (GBP)  336,305 19,879
Unilever, ADR  7,800 462
37,065
Tobacco  0.1%
Altria Group  19,447 1,285
Philip Morris International  23,082 3,744
5,029
Total Consumer Staples 149,706
ENERGY  2.2%
Energy Equipment & Services  0.3%
Schlumberger  209,472 7,199
TechnipFMC  133,172 5,254
12,453
Oil, Gas & Consumable Fuels  1.9%
Chevron  94,593 14,689
ConocoPhillips  154,402 14,605

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diamondback Energy  6,133 878
EOG Resources  7,575 849
EQT  10,132 551
Equinor (NOK)  319,400 7,789
Expand Energy  4,414 469
Exxon Mobil  87,392 9,853
Kinder Morgan  20,400 578
ONEOK  2,900 212
Range Resources  218,661 8,230
Shell, ADR  172,361 12,329
Targa Resources  5,281 885
TotalEnergies (EUR)  218,786 13,326
Valero Energy  58,866 10,023
Williams  22,034 1,396
96,662
Total Energy 109,115
FINANCIALS  11.5%
Banks  4.4%
ABN AMRO Bank, CVA (EUR)  99,773 3,201
ANZ Group Holdings (AUD)  246,061 5,403
Banco Bilbao Vizcaya Argentaria (EUR)  341,266 6,576
Banco Santander (EUR)  1,029,690 10,806
Bank of America  311,978 16,095
Barclays (GBP)  1,178,916 6,066
Citigroup  92,128 9,351
DBS Group Holdings (SGD)  204,700 8,118
DNB Bank (NOK)  366,757 9,996
Erste Group Bank (EUR)  51,790 5,091
Fifth Third Bancorp  77,553 3,455
HDFC Bank (INR)  506,885 5,432
Huntington Bancshares  45,990 794
ING Groep (EUR)  362,744 9,510
Intesa Sanpaolo (EUR)  970,932 6,427
JPMorgan Chase  123,085 38,825
KeyCorp  390,294 7,295
Lloyds Banking Group (GBP)  7,019,373 7,943
Mitsubishi UFJ Financial Group (JPY)  787,900 12,710
National Bank of Canada (CAD) (7) 46,740 4,965
Popular  2,966 377
Skandinaviska Enskilda Banken, Class A (SEK)  351,263 6,887
Societe Generale (EUR)  129,546 8,625
Standard Chartered (GBP)  442,795 8,593
Sumitomo Mitsui Trust Group (JPY)  175,008 5,079

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Truist Financial  4,479 205
U.S. Bancorp  31,531 1,524
UniCredit (EUR)  122,361 9,311
Wells Fargo  16,076 1,347
Western Alliance Bancorp  3,633 315
220,322
Capital Markets  1.9%
Ares Management, Class A  4,625 740
Bank of New York Mellon  12,529 1,365
Blackrock  1,782 2,078
Blackstone  4,000 683
Bridgepoint Group (GBP)  714,706 2,948
Brookfield (CAD)  89,252 6,124
Cboe Global Markets  994 244
Charles Schwab  194,558 18,575
CME Group  20,779 5,614
CVC Capital Partners (EUR)  180,769 3,156
Goldman Sachs Group  12,863 10,243
Intercontinental Exchange  64,903 10,935
Julius Baer Group (CHF)  48,572 3,382
KKR  10,075 1,309
Macquarie Group (AUD)  39,946 5,798
Moody's  2,966 1,413
Morgan Stanley  29,122 4,629
Robinhood Markets, Class A (6) 5,300 759
S&P Global  7,499 3,650
State Street  5,146 597
TPG  13,279 763
Tradeweb Markets, Class A  9,008 1,000
UBS Group (CHF)  188,004 7,730
93,735
Consumer Finance  0.3%
American Express  33,163 11,015
Capital One Financial  17,009 3,616
14,631
Financial Services  2.3%
Adyen (EUR) (6) 2,470 3,975
Apollo Global Management  33,761 4,499
Berkshire Hathaway, Class B (6) 62,111 31,226
Block (6) 26,979 1,950
Corebridge Financial  191,803 6,147
Corpay (6) 18,320 5,277

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Edenred (EUR)  62,624 1,491
Equitable Holdings  10,836 550
Fiserv (6) 6,305 813
Global Payments  1,255 104
Klarna Group (6) 12,438 456
Mastercard, Class A  38,633 21,975
ORIX (JPY)  92,000 2,415
Visa, Class A  90,228 30,802
Voya Financial  12,920 966
112,646
Insurance  2.5%
Admiral Group (GBP)  101,521 4,582
AIA Group (HKD)  635,000 6,086
Allstate  73,175 15,707
American International Group  21,163 1,662
Aviva (GBP)  567,038 5,246
AXA (EUR)  184,553 8,850
Axis Capital Holdings  4,044 387
Chubb  31,249 8,820
Definity Financial (CAD)  104,068 5,349
Definity Financial, Acquisition Date: 5/28/25, Cost $333
(CAD) (2)(6) 6,899 337
Generali (EUR)  79,618 3,129
Great-West Lifeco (CAD)  132,544 5,379
Hartford Insurance Group  8,109 1,082
Mandatum (EUR)  503,999 3,382
Marsh & McLennan  19,320 3,894
MetLife  44,167 3,638
Muenchener Rueckversicherungs-Gesellschaft (EUR)  16,936 10,813
Progressive  8,595 2,122
RenaissanceRe Holdings  4,110 1,044
Sampo, Class A (EUR)  694,963 7,990
Sony Financial Group (JPY) (6) 494,700 549
Storebrand (NOK)  268,786 4,108
Tokio Marine Holdings (JPY)  241,900 10,238
Travelers  34,505 9,634
124,028
Mortgage Real Estate Investment Trusts  0.1%
Annaly Capital Management, REIT  188,973 3,819
3,819
Total Financials 569,181

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE  5.5%
Biotechnology  0.5%
AbbVie  23,387 5,415
Amgen  1,422 401
Argenx, ADR (6) 7,469 5,509
BeOne Medicines, ADR (6) 2,523 860
Gilead Sciences  107,684 11,953
Regeneron Pharmaceuticals  1,724 969
Vertex Pharmaceuticals (6) 5,280 2,068
27,175
Health Care Equipment & Supplies  1.3%
Abbott Laboratories  80,034 10,720
Alcon (CHF)  46,878 3,526
Alcon  94,100 7,011
Boston Scientific (6) 18,457 1,802
EssilorLuxottica (EUR)  20,823 6,783
Intuitive Surgical (6) 23,859 10,670
Koninklijke Philips (EUR)  270,691 7,415
Medtronic  7,540 718
ResMed  3,100 849
Siemens Healthineers (EUR)  139,107 7,535
Sonova Holding (CHF)  7,858 2,155
Stryker  14,181 5,242
Sysmex (JPY)  139,500 1,725
Zimmer Biomet Holdings  8,584 846
66,997
Health Care Providers & Services  1.2%
Cardinal Health  4,400 691
Cencora  36,072 11,274
Cigna Group  26,276 7,574
CVS Health  22,996 1,734
Elevance Health  17,493 5,652
Humana  800 208
McKesson  1,174 907
Molina Healthcare (6) 9,200 1,760
Quest Diagnostics  23,372 4,454
Tenet Healthcare (6) 52,038 10,566
UnitedHealth Group  47,391 16,364
61,184
Life Sciences Tools & Services  0.4%
Danaher  40,306 7,991
IQVIA Holdings (6) 1,800 342

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mettler-Toledo International (6) 580 712
Revvity  67,960 5,957
Thermo Fisher Scientific  12,480 6,053
21,055
Pharmaceuticals  2.1%
AstraZeneca, ADR  273,677 20,997
Bristol-Myers Squibb  10,500 474
Chugai Pharmaceutical (JPY) (7) 150,200 6,659
Chugai Pharmaceutical, ADR (7) 15,889 351
Eli Lilly  29,995 22,886
Johnson & Johnson  23,330 4,326
Merck  29,204 2,451
Novartis (CHF)  88,217 11,343
Novo Nordisk, Class B (DKK)  130,320 7,256
Pfizer  26,035 663
Roche Holding (CHF)  44,836 14,930
Sanofi (EUR)  105,834 10,022
Viatris  118,120 1,169
Zoetis  2,500 366
103,893
Total Health Care 280,304
INDUSTRIALS & BUSINESS SERVICES  7.5%
Aerospace & Defense  1.6%
Boeing (6) 12,522 2,703
General Electric  84,614 25,453
Howmet Aerospace  6,854 1,345
L3Harris Technologies  12,238 3,738
Melrose Industries (GBP)  883,567 7,274
Northrop Grumman  12,955 7,894
Rheinmetall (EUR)  3,137 7,338
Rolls-Royce Holdings (GBP)  460,151 7,396
RTX  5,711 956
Safran (EUR)  32,159 11,412
Thales (EUR)  12,720 4,021
TransDigm Group  1,823 2,403
81,933
Building Products  0.2%
Carrier Global  10,353 618
Johnson Controls International  8,302 913
Kingspan Group (EUR)  28,664 2,397
Owens Corning  21,141 2,990

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trane Technologies  2,576 1,087
8,005
Commercial Services & Supplies  0.4%
Cintas  12,226 2,509
Element Fleet Management (CAD)  296,193 7,670
Republic Services  39,143 8,983
Veralto  3,286 350
Waste Connections  3,013 530
Waste Management  3,405 752
20,794
Construction & Engineering  0.2%
API Group (6) 15,950 548
EMCOR Group  600 390
Shimizu (JPY)  269,400 3,784
Vinci (EUR)  36,791 5,113
9,835
Electrical Equipment  1.3%
ABB (CHF)  170,729 12,354
AMETEK  66,597 12,520
Emerson Electric  3,209 421
GE Vernova  9,782 6,015
Hubbell  2,862 1,232
Legrand (EUR)  43,794 7,277
Mitsubishi Electric (JPY)  445,700 11,447
Prysmian (EUR)  129,296 12,868
Rockwell Automation  3,193 1,116
Vertiv Holdings, Class A  6,598 995
66,245
Ground Transportation  0.4%
Canadian National Railway  7,205 679
CSX  79,661 2,829
Norfolk Southern  23,243 6,982
Old Dominion Freight Line  59,786 8,417
Saia (6) 2,963 887
Uber Technologies (6) 3,266 320
Union Pacific  3,964 937
21,051
Industrial Conglomerates  0.9%
DCC (GBP) (7) 46,807 3,013
Hitachi (JPY)  320,000 8,478
Honeywell International  5,336 1,123

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Roper Technologies  7,186 3,584
Siemens (EUR)  102,365 27,636
SK Square (KRW) (6) 25,219 3,633
47,467
Machinery  1.5%
Caterpillar  25,592 12,211
Cummins  3,088 1,304
Deere  40,200 18,382
Dover  6,287 1,049
Esab  2,865 320
Fortive  13,603 667
Ingersoll Rand  13,427 1,109
KION Group (EUR)  68,878 4,673
Middleby (6) 3,585 477
PACCAR  1,400 138
Parker-Hannifin  16,125 12,225
Pentair  34,200 3,788
Sandvik (SEK)  257,673 7,198
Stanley Black & Decker  4,794 356
Westinghouse Air Brake Technologies  57,470 11,521
Xylem  4,363 644
76,062
Passenger Airlines  0.1%
Ryanair Holdings, ADR  69,246 4,170
United Airlines Holdings (6) 5,915 571
4,741
Professional Services  0.3%
Automatic Data Processing  1,000 293
Booz Allen Hamilton Holding  2,800 280
Dayforce (6) 7,400 510
Equifax  16,898 4,335
Recruit Holdings (JPY)  89,600 4,817
SS&C Technologies Holdings  3,200 284
Teleperformance (EUR)  20,254 1,513
Verisk Analytics  2,733 687
12,719
Trading Companies & Distributors  0.6%
AerCap Holdings  44,843 5,426
Ashtead Group (GBP)  27,094 1,817
Bunzl (GBP)  139,626 4,413
Mitsubishi (JPY)  190,800 4,549
SiteOne Landscape Supply (6) 2,478 319

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sumitomo (JPY)  281,000 8,130
WW Grainger  4,600 4,384
29,038
Total Industrials & Business Services 377,890
INFORMATION TECHNOLOGY  15.0%
Communications Equipment  0.2%
Arista Networks (6) 15,734 2,293
Cisco Systems  38,867 2,659
Motorola Solutions  2,198 1,005
Telefonaktiebolaget LM Ericsson, Class B (SEK)  621,640 5,151
11,108
Electronic Equipment, Instruments & Components  0.7%
Amphenol, Class A  20,358 2,519
CDW  2,067 329
Hamamatsu Photonics (JPY) (7) 180,900 1,956
Jabil  600 130
Keysight Technologies (6) 102,614 17,949
TE Connectivity  39,907 8,761
Teledyne Technologies (6) 2,663 1,561
Zebra Technologies, Class A (6) 600 178
33,383
IT Services  0.4%
Accenture, Class A  7,723 1,904
International Business Machines  5,979 1,687
NEC (JPY)  212,500 6,802
Nomura Research Institute (JPY)  112,100 4,304
Shopify, Class A (6) 40,322 5,992
20,689
Semiconductors & Semiconductor Equipment  6.9%
Advanced Micro Devices (6) 15,007 2,428
Analog Devices  33,753 8,293
ASML Holding (EUR)  21,725 21,186
ASML Holding  5,321 5,151
BE Semiconductor Industries (EUR)  22,185 3,322
Broadcom  184,665 60,923
First Solar (6) 4,793 1,057
Intel (6) 171,617 5,758
KLA  5,978 6,448
Marvell Technology  9,716 817
Microchip Technology  9,600 616
Micron Technology  17,410 2,913

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Monolithic Power Systems  6,039 5,560
NVIDIA  873,871 163,047
NXP Semiconductors  29,557 6,731
QUALCOMM  15,142 2,519
Renesas Electronics (JPY)  237,800 2,736
Taiwan Semiconductor Manufacturing (TWD)  449,969 19,545
Taiwan Semiconductor Manufacturing, ADR  13,159 3,675
Texas Instruments  86,001 15,801
Tokyo Electron (JPY)  37,700 6,683
345,209
Software  4.5%
Adobe (6) 4,379 1,545
AppLovin, Class A (6) 3,400 2,443
Autodesk (6) 2,625 834
Cadence Design Systems (6) 4,185 1,470
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $668 (2)(3)
(6) 392 645
Crowdstrike Holdings, Class A (6) 8,441 4,139
Datadog, Class A (6) 16,487 2,348
Descartes Systems Group (6) 10,187 960
Fair Isaac (6) 450 674
Fortinet (6) 14,198 1,194
Gusto, Acquisition Date: 10/4/21, Cost $216 (2)(3)(6) 7,517 192
Intuit  3,825 2,612
Microsoft  282,013 146,069
Monday.com (6) 1,186 230
OpenAI, Rights, Acquisition Date: 8/15/25, Cost $216 (2)(3)(6)
(8) 215,595 340
Oracle  55,028 15,476
Palantir Technologies, Class A (6) 35,770 6,525
Palo Alto Networks (6) 12,023 2,448
PTC (6) 3,058 621
Salesforce  7,834 1,857
SAP (EUR)  59,848 16,025
ServiceNow (6) 15,049 13,849
Synopsys (6) 7,747 3,822
Workday, Class A (6) 2,082 501
226,819
Technology Hardware, Storage & Peripherals  2.3%
Apple  422,949 107,696
Dell Technologies, Class C  3,100 439

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Samsung Electronics (KRW)  118,259 7,090
115,225
Total Information Technology 752,433
MATERIALS  2.2%
Chemicals  1.2%
Air Liquide (EUR)  44,362 9,243
Akzo Nobel (EUR)  37,832 2,700
BASF (EUR)  64,699 3,233
CF Industries Holdings  3,449 309
Corteva  8,154 552
Covestro (EUR) (6) 51,927 3,555
Dow  5,500 126
Ecolab  3,100 849
Linde  31,862 15,134
Mosaic  7,952 276
PPG Industries  29,340 3,084
RPM International  1,079 127
Sherwin-Williams  45,876 15,885
Shin-Etsu Chemical (JPY)  190,600 6,241
61,314
Construction Materials  0.1%
Holcim (CHF)  49,312 4,208
Vulcan Materials  2,845 875
5,083
Containers & Packaging  0.4%
Ball  91,623 4,620
International Paper  298,925 13,870
Packaging Corp. of America  1,175 256
18,746
Metals & Mining  0.4%
Antofagasta (GBP)  253,883 9,442
BHP Group (AUD)  117,444 3,281
BHP Group (GBP)  122,565 3,395
Franco-Nevada  10,815 2,411
Freeport-McMoRan  17,262 677
Steel Dynamics  4,979 694
19,900
Paper & Forest Products  0.1%
Stora Enso, Class R (EUR)  284,151 3,127

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
West Fraser Timber  7,496 510
3,637
Total Materials 108,680
REAL ESTATE  1.0%
Health Care Real Estate Investment Trusts  0.2%
Ventas, REIT  5,122 358
Welltower, REIT  47,120 8,394
8,752
Industrial Real Estate Investment Trusts  0.1%
Prologis, REIT  14,068 1,611
Rexford Industrial Realty, REIT  24,875 1,023
Segro (GBP)  259,567 2,293
4,927
Office Real Estate Investment Trusts  0.0%
BXP, REIT  4,200 312
312
Real Estate Management & Development  0.2%
CBRE Group, Class A (6) 5,775 910
CoStar Group (6) 2,359 199
Mitsui Fudosan (JPY)  656,000 7,141
8,250
Residential Real Estate Investment Trusts  0.1%
AvalonBay Communities, REIT  2,650 512
Essex Property Trust, REIT  19,119 5,117
Sun Communities, REIT  3,279 423
6,052
Retail Real Estate Investment Trusts  0.2%
Kimco Realty, REIT  15,303 334
Regency Centers, REIT  4,379 319
Scentre Group (AUD)  2,297,248 6,197
Simon Property Group, REIT  3,031 569
7,419
Specialized Real Estate Investment Trusts  0.2%
American Tower, REIT  7,930 1,525
Crown Castle, REIT  4,500 434
CubeSmart, REIT  10,749 437
Equinix, REIT  1,898 1,487
Public Storage, REIT  14,140 4,084

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
VICI Properties, REIT  106,557 3,475
11,442
Total Real Estate 47,154
UTILITIES  1.4%
Electric Utilities  0.6%
Alliant Energy  3,100 209
Constellation Energy  15,699 5,166
Exelon  10,548 475
NextEra Energy  35,789 2,702
PG&E  88,071 1,328
Southern  95,609 9,061
Xcel Energy  166,513 13,429
32,370
Gas Utilities  0.1%
Atmos Energy  31,378 5,358
5,358
Independent Power & Renewable Electricity
Producers  0.0%
Vistra  6,200 1,215
1,215
Multi-Utilities  0.6%
Ameren  88,239 9,210
CMS Energy  8,254 605
Consolidated Edison  11,740 1,180
DTE Energy  5,100 721
Engie (EUR)  332,529 7,148
National Grid (GBP)  646,175 9,285
Sempra  17,803 1,602
29,751
Water Utilities  0.1%
American Water Works  24,298 3,382
3,382
Total Utilities 72,076
Total Common Stocks (Cost $1,360,783) 3,039,043

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.0%
INFORMATION TECHNOLOGY  0.0%
Software  0.0%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $43 (2)(3)(6) 25 41
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $4 (2)(3)(6) 2 3
Databricks, Series G, Acquisition Date: 2/1/21, Cost $229 (2)
(3)(6) 3,879 582
Databricks, Series H, Acquisition Date: 8/31/21, Cost $625 (2)
(3)(6) 8,505 1,276
Databricks, Series I, Acquisition Date: 9/14/23, Cost $112 (2)
(3)(6) 1,526 229
Gusto, Series E, Acquisition Date: 7/13/21, Cost $317 (2)(3)(6) 10,431 266
Total Information Technology 2,397
Total Convertible Preferred Stocks (Cost $1,330) 2,397
CORPORATE BONDS  6.9%
AbbVie, 2.95%, 11/21/26  920,000 909
AbbVie, 3.20%, 5/14/26  420,000 418
AbbVie, 4.50%, 5/14/35  1,900,000 1,862
AbbVie, 4.80%, 3/15/29  1,260,000 1,289
AerCap Ireland Capital, 2.45%, 10/29/26  935,000 920
AHS Hospital, 5.024%, 7/1/45  1,600,000 1,519
AIB Group, VR, 6.608%, 9/13/29 (1)(9) 650,000 689
Alcon Finance, 2.60%, 5/27/30 (1) 1,300,000 1,203
Alexandria Real Estate Equities, 3.95%, 1/15/27  655,000 653
Ally Financial, 2.20%, 11/2/28  700,000 654
Ameren, 5.70%, 12/1/26  1,820,000 1,846
America Movil, 6.375%, 3/1/35  300,000 331
American Express, VR, 4.918%, 7/20/33 (7)(9) 590,000 599
American Honda Finance, 4.55%, 7/9/27  2,360,000 2,379
Amgen, 2.77%, 9/1/53  447,000 271
Amphenol, 5.05%, 4/5/29  895,000 922
Antofagasta, 5.625%, 9/9/35  820,000 836
Appalachian Power, 4.45%, 6/1/45  2,450,000 2,080
Arthur J Gallagher, 4.85%, 12/15/29  360,000 368
AT&T, 4.55%, 11/1/32  1,925,000 1,917
Athene Global Funding, 4.86%, 8/27/26 (1) 2,935,000 2,953
Atlassian, 5.25%, 5/15/29  575,000 590
Atmos Energy, 4.15%, 1/15/43  1,500,000 1,285
AutoZone, 3.125%, 4/21/26  650,000 646

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AutoZone, 5.05%, 7/15/26  2,690,000 2,709
Banco Santander, 3.49%, 5/28/30  200,000 192
Banco Santander, 5.439%, 7/15/31  3,600,000 3,774
Bank of America, 6.11%, 1/29/37  900,000 970
Bank of America, 6.75%, 6/1/28  700,000 747
Bank of America, VR, 2.299%, 7/21/32 (9) 2,240,000 1,988
Bank of America, VR, 2.676%, 6/19/41 (9) 3,450,000 2,545
Bank of America, Series N, VR, 2.651%, 3/11/32 (9) 2,325,000 2,122
Bank of Montreal, 2.65%, 3/8/27  2,035,000 1,997
Bank of New York Mellon, VR, 6.474%, 10/25/34 (9) 1,885,000 2,100
Banner Health, 1.897%, 1/1/31  670,000 594
Barclays, VR, 5.674%, 3/12/28 (9) 750,000 764
Barclays, VR, 5.69%, 3/12/30 (9) 2,055,000 2,134
BAT Capital, 4.39%, 8/15/37  1,385,000 1,267
BAT Capital, 5.834%, 2/20/31  810,000 855
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 1,540,000 1,645
Baylor Scott & White Holdings, 3.967%, 11/15/46  1,850,000 1,509
BBVA Mexico Institucion De Banca Multiple Grupo Financiero,
5.25%, 9/10/29  1,345,000 1,383
Berkshire Hathaway Energy, 5.15%, 11/15/43  1,350,000 1,320
Boston Gas, 5.843%, 1/10/35 (1) 245,000 258
Boston Properties, 3.65%, 2/1/26  1,165,000 1,161
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,110,000 1,088
Brixmor Operating Partnership, 3.90%, 3/15/27  565,000 563
Brixmor Operating Partnership, 4.125%, 6/15/26  1,220,000 1,218
Brixmor Operating Partnership, 4.85%, 2/15/33 (7) 315,000 314
Broadcom, 5.05%, 7/12/29 (7) 3,600,000 3,701
Burlington Northern Santa Fe, 4.375%, 9/1/42  1,400,000 1,254
Burlington Northern Santa Fe, 6.15%, 5/1/37  650,000 720
Cadence Design Systems, 4.30%, 9/10/29  965,000 973
Cameron LNG, 2.902%, 7/15/31 (1) 575,000 525
Cameron LNG, 3.701%, 1/15/39 (1) 475,000 405
Canadian National Railway, 5.85%, 11/1/33  1,155,000 1,256
Canadian Pacific Railway, 1.75%, 12/2/26  930,000 906
Canadian Pacific Railway, 3.50%, 5/1/50  1,695,000 1,244
Capital One Financial, 3.65%, 5/11/27  1,215,000 1,206
Capital One Financial, VR, 6.051%, 2/1/35 (9) 365,000 387
Carvana, 9.00%, 6/1/30, (11.00% Cash or 13.00% PIK until
8/15/25 then 9.00% Cash to maturity) (1)(10) 433,180 453
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity) (1)(10) 591,639 670
Caterpillar Financial Services, 5.00%, 5/14/27  3,320,000 3,377
CBRE Services, 5.50%, 4/1/29  555,000 575
Centene, 3.375%, 2/15/30  2,240,000 2,064

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Charter Communications Operating, 3.70%, 4/1/51  1,425,000 937
Chevron USA, 4.30%, 10/15/30  1,615,000 1,621
Cigna Group, 4.50%, 9/15/30  590,000 592
Citigroup, VR, 2.976%, 11/5/30 (9) 2,750,000 2,603
Citigroup, VR, 4.075%, 4/23/29 (9) 2,000,000 1,993
CMS Energy, 4.70%, 3/31/43  840,000 739
CMS Energy, 4.875%, 3/1/44  1,200,000 1,086
CNO Global Funding, 2.65%, 1/6/29 (1) 3,255,000 3,073
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 2,400,000 2,316
Comcast, 4.15%, 10/15/28  2,455,000 2,464
Comcast, 5.50%, 5/15/64  1,250,000 1,177
CommonSpirit Health, 2.782%, 10/1/30  755,000 696
Corebridge Financial, 4.40%, 4/5/52  4,505,000 3,710
Cox Communications, 2.95%, 10/1/50 (1) 2,775,000 1,613
CRH America Finance, 3.95%, 4/4/28 (1) 2,600,000 2,583
CRH America Finance, 5.50%, 1/9/35 (7) 1,380,000 1,440
Crown Castle, 2.25%, 1/15/31  1,440,000 1,279
Crown Castle, 2.90%, 3/15/27  735,000 721
CVS Health, 5.40%, 6/1/29  1,375,000 1,420
CVS Health, 6.00%, 6/1/63  2,695,000 2,655
Daimler Trucks Finance North America, 3.65%, 4/7/27 (1) 2,155,000 2,138
Danske Bank, VR, 5.705%, 3/1/30 (1)(9) 395,000 411
Dell International, 8.35%, 7/15/46  1,066,000 1,382
DTE Energy, 5.10%, 3/1/29  2,570,000 2,629
Duke Energy, 2.65%, 9/1/26  640,000 633
Duke Energy, 4.95%, 9/15/35  750,000 745
Elevance Health, 4.65%, 1/15/43  915,000 817
Enact Holdings, 6.25%, 5/28/29  365,000 381
Enbridge, 4.25%, 12/1/26  590,000 588
Enbridge, 4.60%, 6/20/28  245,000 248
Enbridge, 5.625%, 4/5/34 (7) 770,000 802
Enbridge, 6.20%, 11/15/30 (7) 345,000 372
Enbridge Energy Partners, 5.50%, 9/15/40  245,000 243
Eni, 5.50%, 5/15/34 (1) 735,000 755
Enterprise Products Operating, 4.30%, 6/20/28  695,000 700
Enterprise Products Operating, 4.60%, 1/11/27  2,830,000 2,847
EOG Resources, 4.40%, 7/15/28  940,000 950
Equitable America Global Funding, 4.65%, 6/9/28 (1) 1,390,000 1,406
Equitable America Global Funding, 4.70%, 9/15/32 (1) 285,000 283
ERAC USA Finance, 4.50%, 2/15/45 (1) 505,000 446
Essex Portfolio, 2.65%, 3/15/32  1,430,000 1,273
Extra Space Storage, 4.95%, 1/15/33  540,000 541
Fidelity National Financial, 4.50%, 8/15/28  2,065,000 2,077

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (9) 595,000 604
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (9) 460,000 485
FirstEnergy Transmission, 5.00%, 1/15/35  270,000 271
Fiserv, 3.20%, 7/1/26  1,100,000 1,093
Fiserv, 5.25%, 8/11/35 (7) 2,000,000 2,019
Fiserv, 5.45%, 3/15/34  2,035,000 2,100
Ford Motor Credit, 5.125%, 11/5/26  1,265,000 1,269
Ford Motor Credit, 7.122%, 11/7/33  640,000 684
Foundry JV Holdco, 5.90%, 1/25/33 (1) 600,000 630
Foundry JV Holdco, 6.15%, 1/25/32 (1) 705,000 753
GATX, 6.05%, 3/15/34  1,675,000 1,789
General Motors Financial, 2.40%, 4/10/28  3,205,000 3,055
George Washington University, Series 2014, 4.30%, 9/15/44  975,000 842
Goldman Sachs Group, 6.75%, 10/1/37  700,000 786
Goldman Sachs Group, VR, 2.615%, 4/22/32 (9) 1,300,000 1,177
Goldman Sachs Group, VR, 2.908%, 7/21/42 (9) 1,710,000 1,260
Goldman Sachs Group, VR, 5.734%, 1/28/56 (9) 1,325,000 1,373
HCA, 4.125%, 6/15/29  1,895,000 1,877
HCA, 4.375%, 3/15/42  775,000 663
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 1,020,000 1,044
Healthcare Realty Holdings, 3.625%, 1/15/28  1,075,000 1,055
Healthpeak, 2.125%, 12/1/28  655,000 614
Healthpeak, 2.875%, 1/15/31  360,000 331
HF Sinclair, 6.25%, 1/15/35  1,820,000 1,898
HSBC Bank USA, 5.875%, 11/1/34  950,000 1,013
HSBC Holdings, VR, 5.719%, 3/4/35 (9) 1,145,000 1,208
HSBC Holdings, VR, 7.399%, 11/13/34 (9) 1,445,000 1,642
Humana, 5.95%, 3/15/34  830,000 871
Hyundai Capital America, 2.00%, 6/15/28 (1) 2,435,000 2,286
Hyundai Capital America, 5.35%, 3/19/29 (1) 240,000 246
Hyundai Capital America, 6.50%, 1/16/29 (1) 420,000 445
Iberdrola International, 6.75%, 9/15/33  1,000,000 1,090
Icon Investments Six, 5.849%, 5/8/29  290,000 302
Illinois Tool Works, 3.90%, 9/1/42  1,200,000 1,019
Intercontinental Exchange, 5.25%, 6/15/31  1,500,000 1,566
IQVIA, 6.25%, 2/1/29  730,000 766
Jackson National Life Global Funding, 4.70%, 6/5/28 (1) 1,485,000 1,500
Jackson National Life Global Funding, 4.90%, 1/13/27 (1) 2,915,000 2,935
JDE Peet's, 1.375%, 1/15/27 (1) 2,240,000 2,152
John Deere Capital, 4.40%, 9/8/31  2,230,000 2,242
John Deere Capital, 4.50%, 1/8/27  1,330,000 1,341
JPMorgan Chase, VR, 5.299%, 7/24/29 (9) 3,125,000 3,219

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase, VR, 5.576%, 7/23/36 (9) 1,255,000 1,301
Kroger, 5.00%, 9/15/34  630,000 633
Liberty Mutual Group, 4.85%, 8/1/44 (1)(7) 1,700,000 1,502
Lowe's, 4.45%, 4/1/62  1,400,000 1,116
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (9) 1,035,000 1,044
Marvell Technology, 4.75%, 7/15/30  210,000 213
MassMutual Global Funding II, 5.10%, 4/9/27 (1)(7) 2,340,000 2,376
Mayo Clinic, Series 2013, 4.00%, 11/15/47  1,500,000 1,184
MedStar Health, Series 20A, 3.626%, 8/15/49  905,000 661
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 2,640,000 2,638
Mondelez International, 4.75%, 2/20/29  2,970,000 3,033
Morgan Stanley, 4.30%, 1/27/45  1,150,000 1,013
Morgan Stanley, 6.25%, 8/9/26  755,000 769
Morgan Stanley, VR, 3.217%, 4/22/42 (7)(9) 1,445,000 1,134
Morgan Stanley, VR, 5.656%, 4/18/30 (7)(9) 3,540,000 3,700
Morgan Stanley Private Bank, VR, 4.734%, 7/18/31 (9) 1,355,000 1,375
Motorola Solutions, 5.00%, 4/15/29  800,000 817
MPLX, 4.80%, 2/15/31  1,530,000 1,536
National Bank of Canada, 5.60%, 12/18/28  2,560,000 2,673
New York State Electric & Gas, 5.30%, 8/15/34 (1) 1,075,000 1,100
NextEra Energy Capital Holdings, 4.685%, 9/1/27  295,000 298
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 840,000 843
NiSource, 3.49%, 5/15/27  1,730,000 1,712
NiSource, 3.95%, 3/30/48  1,775,000 1,400
NTT Finance, 4.876%, 7/16/30 (1) 830,000 843
Nutrien, 4.00%, 12/15/26  830,000 833
NXP, 4.30%, 8/19/28  420,000 421
Occidental Petroleum, 5.375%, 1/1/32  1,285,000 1,306
Omnicom Group, 3.60%, 4/15/26  830,000 825
Oracle, 5.375%, 7/15/40  2,170,000 2,123
Oracle, 6.90%, 11/9/52  1,020,000 1,135
O'Reilly Automotive, 3.60%, 9/1/27  1,825,000 1,809
O'Reilly Automotive, 5.00%, 8/19/34  2,165,000 2,181
O'Reilly Automotive, 5.75%, 11/20/26  390,000 397
Owens Corning, 5.70%, 6/15/34 (7) 995,000 1,047
Pacific Gas & Electric, 2.10%, 8/1/27  1,340,000 1,288
Pioneer Natural Resources, 1.125%, 1/15/26  755,000 748
PNC Financial Services Group, VR, 5.373%, 7/21/36 (9) 360,000 370
PPL Capital Funding, 3.10%, 5/15/26  2,200,000 2,182
Principal Financial Group, 4.111%, 2/15/28 (1) 1,800,000 1,796
Public Storage Operating, 1.95%, 11/9/28  1,210,000 1,137
Qorvo, 4.375%, 10/15/29  404,000 396
Realty Income, 3.10%, 12/15/29  2,130,000 2,042

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Realty Income, 3.95%, 8/15/27  1,490,000 1,488
RELX Capital, 3.00%, 5/22/30  945,000 894
Republic Services, 5.00%, 12/15/33  2,235,000 2,304
RGA Global Funding, 4.35%, 8/25/28 (1) 675,000 675
RGA Global Funding, 5.448%, 5/24/29 (1) 1,630,000 1,689
Rogers Communications, 3.625%, 12/15/25  610,000 611
Rogers Communications, 4.50%, 3/15/42  2,935,000 2,561
Roper Technologies, 3.80%, 12/15/26  1,085,000 1,081
Ross Stores, 1.875%, 4/15/31  450,000 392
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,335,000 1,334
Sabine Pass Liquefaction, 4.50%, 5/15/30  560,000 562
Santander Holdings USA, VR, 2.49%, 1/6/28 (9) 1,365,000 1,332
Santander Holdings USA, VR, 6.342%, 5/31/35 (7)(9) 725,000 771
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (9) 1,605,000 1,567
Santander U.K. Group Holdings, VR, 4.32%, 9/22/29 (9) 425,000 424
Simon Property Group, 2.65%, 2/1/32  1,810,000 1,625
Simon Property Group, 3.80%, 7/15/50  1,865,000 1,431
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1) 2,800,000 2,844
Solventum, 5.40%, 3/1/29 (7) 644,000 664
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29  420,000 425
Southern, 5.70%, 3/15/34  1,540,000 1,622
Southern California Edison, 5.15%, 6/1/29  2,010,000 2,043
Southern Gas Capital, 4.95%, 9/15/34  1,525,000 1,529
Southern Gas Capital, Series B, 5.10%, 9/15/35  315,000 316
Spectra Energy Partners, 3.375%, 10/15/26 (7) 480,000 476
Standard Chartered, VR, 2.608%, 1/12/28 (1)(9) 1,000,000 978
Suzano Netherlands, 5.50%, 1/15/36  1,210,000 1,212
T-Mobile USA, 5.75%, 1/15/34  1,860,000 1,967
Tampa Electric, 6.15%, 5/15/37  1,000,000 1,064
Targa Resources, 5.50%, 2/15/35  745,000 756
Targa Resources Partners, 5.00%, 1/15/28  1,168,000 1,169
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44 (1) 1,800,000 1,664
Time Warner Cable, 6.55%, 5/1/37  450,000 467
Time Warner Cable, 6.75%, 6/15/39  530,000 552
TJX, 1.60%, 5/15/31  375,000 328
Toronto-Dominion Bank, 4.994%, 4/5/29  2,795,000 2,867
TotalEnergies Capital International, 2.986%, 6/29/41  2,630,000 1,990
Toyota Motor Credit, 4.05%, 9/5/28  1,915,000 1,918
Toyota Motor Credit, 4.80%, 1/5/26 (7) 2,935,000 2,939
TR Finance, 3.35%, 5/15/26  405,000 402
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  1,645,000 1,419
Transurban Finance, 2.45%, 3/16/31 (1) 1,445,000 1,306

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Transurban Finance, 3.375%, 3/22/27 (1) 395,000 390
Transurban Finance, 4.125%, 2/2/26 (1) 335,000 334
Travelers, 6.25%, 6/15/37  750,000 834
Trinity Health, 4.125%, 12/1/45  725,000 610
Uber Technologies, 4.30%, 1/15/30  2,395,000 2,402
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31  802,591 779
UnitedHealth Group, 4.40%, 6/15/28  200,000 201
UnitedHealth Group, 4.70%, 4/15/29  3,125,000 3,180
Verisk Analytics, 4.50%, 8/15/30  645,000 647
Verizon Communications, 2.10%, 3/22/28  460,000 439
Verizon Communications, 4.00%, 3/22/50  2,000,000 1,571
VMware, 1.40%, 8/15/26  3,125,000 3,056
Volkswagen Group of America Finance, 4.55%, 9/11/28 (1) 280,000 281
Volkswagen Group of America Finance, 6.45%, 11/16/30 (1) 2,015,000 2,164
Walt Disney, 3.70%, 10/15/25 (7) 525,000 525
Waste Connections, 3.20%, 6/1/32  2,315,000 2,146
Wells Fargo, VR, 2.393%, 6/2/28 (9) 3,915,000 3,807
Wells Fargo, VR, 3.068%, 4/30/41 (9) 3,995,000 3,103
Wells Fargo, VR, 6.303%, 10/23/29 (7)(9) 905,000 958
Westpac New Zealand, 5.195%, 2/28/29 (1) 1,855,000 1,908
Williams, 4.625%, 6/30/30  355,000 358
Williams, 5.10%, 9/15/45  1,735,000 1,600
Williams, 5.15%, 3/15/34  245,000 249
Willis North America, 4.50%, 9/15/28  1,370,000 1,381
Woodside Finance, 3.70%, 9/15/26 (1) 738,000 733
Woodside Finance, 3.70%, 3/15/28 (1) 1,187,000 1,167
Workday, 3.70%, 4/1/29 (7) 750,000 739
WP Carey, 3.85%, 7/15/29  1,470,000 1,447
Zoetis, 4.15%, 8/17/28  2,695,000 2,701
Total Corporate Bonds (Cost $353,224) 343,290
EQUITY FUNDS  4.7%
T. Rowe Price Real Assets Fund - I Class (5) 13,679,063 234,186
Total Equity Funds (Cost $169,965) 234,186
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.4%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 510,000 493
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29 (1) 2,645,000 2,506
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 1,930,000 1,961
Province of Alberta Canada, 4.50%, 1/24/34  2,760,000 2,791
Province of British Columbia, 4.20%, 7/6/33  2,648,000 2,631

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Province of Manitoba Canada, 4.30%, 7/27/33  2,595,000 2,566
Republic of Panama, 3.298%, 1/19/33  2,100,000 1,809
Republic of Peru, 5.375%, 2/8/35  660,000 674
Republic of Poland, Series 10Y, 3.25%, 4/6/26  1,030,000 1,026
Republic of Poland, Series 30Y, 5.50%, 3/18/54  1,540,000 1,494
United Mexican States, 2.659%, 5/24/31  3,439,000 3,064
United Mexican States, 3.50%, 2/12/34  2,315,000 2,016
Total Foreign Government Obligations & Municipalities
(Cost $23,923) 23,031
MUNICIPAL SECURITIES  0.6%
California  0.1%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  2,900,000 2,370
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (11) 625,000 627
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  1,000,000 1,163
Univ. of California Regents, Series J, 4.131%, 5/15/45  365,000 332
4,492
Georgia  0.1%
Fulton County, Build America, GO, 5.148%, 7/1/39  2,665,000 2,711
2,711
Illinois  0.0%
Chicago O'Hare Int'l Airport, Series B, Build America, 6.395%,
1/1/40  755,000 844
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%,
1/1/30  975,000 912
Illinois Toll Highway Auth., Series A, Build America, 6.184%,
1/1/34  470,000 503
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  500,000 524
2,783
Maryland  0.0%
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  1,800,000 1,774
1,774
Michigan  0.1%
Detroit City School Dist., Qualified School Construction Bonds,
GO, 6.645%, 5/1/29  2,000,000 2,144
2,144
New Jersey  0.0%
New Jersey Turnpike Auth., Series F, Build America, 7.414%,
1/1/40  415,000 501
501

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
New York  0.0%
Metropolitan Transportation Auth., Build America, 7.336%,
11/15/39  210,000 251
New York City Water & Sewer System, Build America, 6.011%,
6/15/42  245,000 257
New York State Dormitory Auth., Series F, Build America,
5.628%, 3/15/39  1,300,000 1,349
Port Auth. of New York & New Jersey, 3.139%, 2/15/51  800,000 580
Port Auth. of New York & New Jersey, Series 182, 5.31%,
8/1/46  1,400,000 1,396
3,833
Ohio  0.0%
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  845,000 846
846
Pennsylvania  0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  205,000 205
205
South Carolina  0.1%
South Carolina Public Service Auth., Series C, 5.784%, 12/1/41  2,000,000 2,090
2,090
Texas  0.0%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  1,820,000 1,415
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  1,155,000 999
Tarrant County Cultural Ed. Fac. Fin., Series A, 4.366%,
11/15/47  1,200,000 1,062
Texas Private Activity Bond Surface Transportation, North
Tarrant Express, Series B, 3.922%, 12/31/49  1,900,000 1,525
5,001
Virginia  0.1%
Univ. of Virginia, Series B, 2.584%, 11/1/51  3,675,000 2,295
Virginia Public Building Auth., Series B-2, Build America, 5.90%,
8/1/30  695,000 720
3,015
Wisconsin  0.1%
PFA, Bayhealth Medical Center, Series B, 3.405%, 7/1/51  2,910,000 2,054
2,054
Total Municipal Securities (Cost $34,944) 31,449
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  1.6%
Angel Oak Mortgage Trust, Series 2020-6, Class A2, CMO,
ARM, 1.518%, 5/25/65 (1) 202,597 187

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO,
ARM, 0.909%, 1/25/66 (1) 695,234 607
BANK, Series 2024-BNK47, Class A5, 5.716%, 6/15/57  1,045,000 1,112
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  1,915,000 2,016
BANK5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57  740,000 778
BANK5, Series 2025-5YR14, Class A3, 5.646%, 4/15/58  1,600,000 1,674
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (1) 702,893 634
Bayview Financing Trust, Series 2024-2F, Class A, CMO, ARM,
7.105%, 9/25/29, Acquisition Date: 8/29/24, Cost $1,498 (2)(3) 1,498,453 1,506
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.424%, 11/15/34 (1) 605,000 9
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, 6.014%,
7/15/57  285,000 300
BBCMS Mortgage Trust, Series 2025-C35, Class A5, ARM,
5.586%, 7/15/58  2,045,000 2,157
Benchmark Mortgage Trust, Series 2023-B39, Class A5,
5.754%, 7/15/56  760,000 807
Benchmark Mortgage Trust, Series 2025-B41, Class A5,
5.407%, 7/15/68  505,000 526
Benchmark Mortgage Trust, Series 2025-V16, Class A3, ARM,
5.439%, 8/15/58  1,285,000 1,336
BIG Commercial Mortgage Trust, Series 2022-BIG, Class A,
ARM, 1M TSFR + 1.342%, 5.492%, 2/15/39 (1) 2,728,239 2,720
BMO Mortgage Trust, Series 2025-C13, Class A5, 5.353%,
10/15/58  1,375,000 1,421
BX Trust, Series 2025-ROIC, Class A, ARM, 1M TSFR +
1.144%, 5.294%, 3/15/30 (1) 3,187,568 3,181
CENT, Series 2025-CITY, Class A, ARM, 5.091%, 7/10/40 (1) 2,680,000 2,710
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (1) 705,386 608
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO,
STEP, 5.48%, 8/25/70 (1) 1,434,690 1,447
Cross Mortgage Trust, Series 2024-H4, Class A1, CMO, STEP,
6.147%, 7/25/69 (1) 279,032 283
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (1) 92,921 89
Ellington Financial Mortgage Trust, Series 2020-2, Class A1,
CMO, ARM, 1.178%, 10/25/65 (1) 445,064 421
Ellington Financial Mortgage Trust, Series 2021-2, Class A1,
CMO, ARM, 0.931%, 6/25/66 (1) 446,373 375
Extended Stay America Trust, Series 2021-ESH, Class B, ARM,
1M TSFR + 1.494%, 5.644%, 7/15/38 (1) 1,033,013 1,033
Extended Stay America Trust, Series 2025-ESH, Class A, ARM,
1M TSFR + 1.30%, 5.45%, 10/15/42 (1) 1,100,000 1,100

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO,
ARM, 2.50%, 7/25/51 (1) 2,066,396 1,715
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 56,784 52
GCAT Trust, Series 2025-NQM4, Class A1, CMO, STEP,
5.529%, 6/25/70 (1) 1,949,735 1,967
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.907%, 10/25/50 (1) 243,976 211
GS Mortgage-Backed Securities Trust, Series 2025-NQM3,
Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 391,060 391
HOMES Trust, Series 2025-NQM4, Class A1, CMO, STEP,
5.22%, 8/25/70 (1) 2,029,650 2,037
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A,
ARM, 5.649%, 1/13/40 (1) 1,140,000 1,178
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39 (1) 760,000 669
JPMorgan Mortgage Trust, Series 2019-HYB1, Class B4, CMO,
ARM, 4.946%, 10/25/49 (1) 784,652 787
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 433,890 391
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 502,660 453
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 849,192 849
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (1) 3,155,704 3,180
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A,
ARM, 4.754%, 10/15/42 (1) 1,395,000 1,391
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M TSFR + 1.215%, 5.365%, 4/15/38 (1) 2,876,000 2,879
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class AS, 4.068%, 12/15/47  2,775,000 2,734
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2025-C35, Class A5, 5.633%, 8/15/58  1,130,000 1,200
Morgan Stanley Capital I Trust, Series 2014-150E, Class A,
3.912%, 9/9/32 (1) 2,140,000 1,941
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-
2, Class A9, CMO, ARM, 2.50%, 5/25/51 (1) 428,192 353
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
DSC2, Class A1, CMO, STEP, 5.443%, 7/25/70 (1) 268,148 270
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 255,965 258
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5,
ARM, 6.014%, 12/15/56  880,000 952
New Residential Mortgage Loan Trust, Series 2022-INV1, Class
A4, CMO, ARM, 3.00%, 3/25/52 (1) 1,542,042 1,324

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 2,376,984 2,394
NYMT Loan Trust, Series 2025-INV1, Class A1, CMO, STEP,
5.402%, 4/25/60 (1) 307,924 310
OBX Trust, Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%,
10/25/59 (1) 110,563 101
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M
TSFR + 1.214%, 5.372%, 10/25/59 (1) 21,979 22
OBX Trust, Series 2025-NQM15, Class A1, CMO, STEP,
5.143%, 7/27/65 (1) 558,556 561
OBX Trust, Series 2025-NQM15, Class A1F, CMO, ARM,
SOFR30A + 1.15%, 5.506%, 7/27/65 (1) 593,157 593
PENN Commercial Mortgage Trust, Series 2025-P11, Class A,
ARM, 5.522%, 8/10/42 (1) 810,000 824
PSMC Trust, Series 2021-2, Class A3, CMO, ARM, 2.50%,
5/25/51 (1) 1,574,380 1,424
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (1) 116,990 109
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, CMO,
ARM, 4.442%, 11/25/63 (1) 932,383 939
Starwood Mortgage Residential Trust, Series 2019-INV1, Class
A3, CMO, ARM, 2.916%, 9/27/49 (1) 153,494 152
Starwood Mortgage Residential Trust, Series 2020-INV1, Class
A1, CMO, ARM, 1.027%, 11/25/55 (1) 152,897 145
Structured Agency Credit Risk Debt Notes, Series 2021-
DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%, 5.206%,
11/25/41 (1) 380,859 381
Structured Agency Credit Risk Debt Notes, Series 2024-HQA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.606%, 8/25/44 (1) 901,000 905
Structured Agency Credit Risk Debt Notes, Series 2025-DNA3,
Class M1, CMO, ARM, SOFR30A + 1.10%, 5.47%, 9/25/45 (1) 1,785,000 1,785
Structured Agency Credit Risk Debt Notes, Series 2025-HQA1,
Class A1, CMO, ARM, SOFR30A + 0.95%, 5.306%, 2/25/45 (1) 364,000 364
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1) 39,760 40
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO,
ARM, 4.817%, 12/25/64 (1) 3,633,241 3,663
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.742%, 6/15/39 (1) 170,000 170
Verus Securitization Trust, Series 2021-1, Class A1, CMO,
ARM, 0.815%, 1/25/66 (1) 305,395 275
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68 (1) 768,240 768
Verus Securitization Trust, Series 2024-INV1, Class A2, CMO,
STEP, 6.318%, 3/25/69 (1) 1,184,728 1,199

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verus Securitization Trust, Series 2025-7, Class A1F, CMO,
ARM, SOFR30A + 1.20%, 5.556%, 8/25/70 (1) 1,540,346 1,542
Wells Fargo Commercial Mortgage Trust, Series 2019-C54,
Class A4, 3.146%, 12/15/52  550,000 523
Wells Fargo Commercial Mortgage Trust, Series 2025-5C6,
Class A3, 5.186%, 10/15/58  2,765,000 2,845
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $80,359) 78,253
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  7.3%
U.S. Government Agency Obligations  5.8%
Federal Home Loan Mortgage
2.50%, 5/1/30  386,321 375
3.00%, 1/1/29 - 8/1/43  2,493,421 2,301
3.50%, 3/1/42 - 3/1/46  4,159,095 3,926
4.00%, 9/1/40 - 6/1/42  1,252,979 1,221
4.50%, 6/1/39 - 5/1/42  709,018 712
5.00%, 12/1/35 - 8/1/40  325,056 333
5.50%, 1/1/38 - 12/1/39  106,197 110
6.00%, 2/1/28 - 8/1/38  10,762 11
6.50%, 8/1/32  4,299 5
7.00%, 6/1/32  9,491 10
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.771%, 10/1/36  2,751 3
RFUCCT1Y + 1.726%, 6.355%, 7/1/35  9,845 10
RFUCCT1Y + 1.75%, 6.75%, 2/1/35  6,654 7
RFUCCT1Y + 1.911%, 6.538%, 12/1/36  18,189 19
RFUCCT1Y + 1.934%, 6.933%, 2/1/37  6,386 7
RFUCCT1Y + 2.032%, 6.796%, 11/1/36  18,554 19
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  653,198 587
2.00%, 8/1/36 - 5/1/52  21,533,969 17,968
2.50%, 3/1/42 - 5/1/52  23,515,636 20,033
3.00%, 11/1/34 - 1/1/52  2,813,637 2,520
3.50%, 6/1/33  169,561 167
4.00%, 12/1/49 - 2/1/50  1,431,488 1,371
4.50%, 9/1/37 - 11/1/52  2,675,538 2,609
5.00%, 10/1/51 - 7/1/54  3,965,977 3,950
5.50%, 8/1/53 - 7/1/55  9,608,918 9,752
6.00%, 8/1/54 - 12/1/54  4,115,798 4,210
6.50%, 8/1/54 - 1/1/55  3,988,249 4,136
7.00%, 6/1/54  332,458 349

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal Home Loan Mortgage Multifamily Structured PTC
2.952%, 2/25/27  292,694 290
4.40%, 10/25/30  6,100,000 6,178
Federal Home Loan Mortgage Multifamily Structured PTC, ARM
2.347%, 11/25/31  10,510,000 9,464
3.71%, 9/25/32  4,580,000 4,421
4.43%, 2/25/33  3,645,000 3,671
Federal National Mortgage Assn.
3.50%, 6/1/42 - 1/1/44  1,749,830 1,651
4.00%, 11/1/40  475,993 469
4.50%, 7/1/40  337,407 336
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.523%, 6.317%, 7/1/35  6,136 6
RFUCCT1Y + 1.855%, 6.73%, 1/1/37  2,516 3
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  6,289,563 5,525
2.00%, 9/1/36 - 5/1/52  58,007,761 48,163
2.50%, 10/1/31 - 5/1/52  29,335,041 25,356
3.00%, 1/1/27 - 3/1/52  21,998,154 20,128
3.50%, 11/1/26 - 1/1/52  12,884,341 12,122
4.00%, 11/1/40 - 9/1/52  10,889,725 10,472
4.50%, 4/1/37 - 2/1/54  8,082,035 7,959
5.00%, 2/1/34 - 7/1/53  8,192,660 8,186
5.50%, 2/1/35 - 9/1/55  13,645,659 13,851
6.00%, 3/1/28 - 8/1/55  17,605,024 18,098
6.50%, 1/1/28 - 7/1/55  5,778,330 5,996
7.00%, 7/1/26 - 4/1/32  10,332 10
7.50%, 9/1/26  9 —
8.00%, 7/1/26  16 —
UMBS, TBA (12)
4.50%, 10/1/55  1,790,000 1,736
5.00%, 10/1/55  9,395,000 9,317
6.00%, 10/1/55  400,000 409
290,538
U.S. Government Obligations  1.5%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  647,435 584
2.00%, 1/20/51 - 3/20/52  14,630,869 12,100
2.50%, 8/20/50 - 1/20/52  16,495,193 14,210
3.00%, 9/15/42 - 6/20/52  11,048,615 9,915
3.50%, 9/15/41 - 1/20/49  7,831,535 7,304
4.00%, 2/15/41 - 10/20/52  6,318,016 6,035
4.50%, 6/15/39 - 6/20/53  6,692,232 6,577

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
5.00%, 12/20/34 - 8/20/52  5,879,676 5,940
5.50%, 2/20/34 - 9/20/54  2,253,561 2,292
6.00%, 8/20/34 - 11/20/52  1,382,440 1,418
6.50%, 3/15/26  3 —
7.50%, 11/15/25 - 9/15/26  70 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  117,056 108
3.50%, 10/20/50  1,010,000 857
Government National Mortgage Assn., TBA (12)
4.00%, 10/20/55  1,835,000 1,725
5.00%, 10/20/55  650,000 647
5.50%, 10/20/55  6,260,000 6,307
6.00%, 10/20/55  845,000 859
76,878
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $384,686) 367,416
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  9.1%
U.S. Treasury Obligations  9.1%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,715,000 1,091
U.S. Treasury Bonds, 1.375%, 8/15/50  2,415,000 1,214
U.S. Treasury Bonds, 1.75%, 8/15/41  4,815,000 3,265
U.S. Treasury Bonds, 1.875%, 2/15/51  8,550,000 4,882
U.S. Treasury Bonds, 2.00%, 2/15/50  28,385,000 16,968
U.S. Treasury Bonds, 2.00%, 8/15/51  6,795,000 3,979
U.S. Treasury Bonds, 2.25%, 2/15/52  4,225,000 2,620
U.S. Treasury Bonds, 2.375%, 5/15/51  3,665,000 2,357
U.S. Treasury Bonds, 2.50%, 2/15/46  2,975,000 2,098
U.S. Treasury Bonds, 2.75%, 8/15/47  16,080,000 11,647
U.S. Treasury Bonds, 2.875%, 8/15/45  4,185,000 3,178
U.S. Treasury Bonds, 3.00%, 5/15/45  10,640,000 8,278
U.S. Treasury Bonds, 3.00%, 11/15/45  11,185,000 8,649
U.S. Treasury Bonds, 3.00%, 2/15/47  1,150,000 877
U.S. Treasury Bonds, 3.00%, 2/15/48  2,000,000 1,510
U.S. Treasury Bonds, 3.00%, 8/15/48  3,905,000 2,934
U.S. Treasury Bonds, 3.00%, 8/15/52  1,565,000 1,144
U.S. Treasury Bonds, 3.625%, 2/15/53  1,320,000 1,091
U.S. Treasury Bonds, 3.625%, 5/15/53 (13) 11,785,000 9,731
U.S. Treasury Bonds, 3.875%, 2/15/43  1,500,000 1,361
U.S. Treasury Bonds, 4.00%, 11/15/52  3,985,000 3,526
U.S. Treasury Bonds, 4.25%, 2/15/54  4,025,000 3,715
U.S. Treasury Bonds, 4.25%, 8/15/54  4,735,000 4,372

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Bonds, 4.625%, 11/15/44  2,295,000 2,274
U.S. Treasury Bonds, 4.625%, 2/15/55  6,800,000 6,684
U.S. Treasury Bonds, 4.75%, 11/15/53  9,170,000 9,184
U.S. Treasury Bonds, 4.75%, 5/15/55  4,100,000 4,113
U.S. Treasury Bonds, 5.00%, 5/15/45  3,100,000 3,220
U.S. Treasury Notes, 0.625%, 5/15/30  16,700,000 14,515
U.S. Treasury Notes, 0.75%, 1/31/28  1,185,000 1,109
U.S. Treasury Notes, 0.875%, 11/15/30  5,770,000 5,002
U.S. Treasury Notes, 1.125%, 2/15/31  7,555,000 6,602
U.S. Treasury Notes, 1.875%, 2/15/32  7,175,000 6,366
U.S. Treasury Notes, 2.25%, 8/15/27  14,440,000 14,081
U.S. Treasury Notes, 2.75%, 8/15/32  16,360,000 15,208
U.S. Treasury Notes, 2.875%, 5/15/32  2,930,000 2,755
U.S. Treasury Notes, 3.625%, 5/31/28  29,365,000 29,367
U.S. Treasury Notes, 3.625%, 8/31/29  12,095,000 12,066
U.S. Treasury Notes, 3.875%, 4/30/30  13,230,000 13,315
U.S. Treasury Notes, 3.875%, 7/31/30  6,000,000 6,036
U.S. Treasury Notes, 3.875%, 8/15/34  9,970,000 9,818
U.S. Treasury Notes, 4.00%, 2/29/28  4,225,000 4,262
U.S. Treasury Notes, 4.00%, 6/30/28 (13) 8,590,000 8,674
U.S. Treasury Notes, 4.00%, 2/28/30  12,830,000 12,979
U.S. Treasury Notes, 4.00%, 3/31/30  11,490,000 11,622
U.S. Treasury Notes, 4.00%, 5/31/30  8,800,000 8,904
U.S. Treasury Notes, 4.00%, 2/15/34  12,480,000 12,449
U.S. Treasury Notes, 4.125%, 9/30/27  8,000,000 8,077
U.S. Treasury Notes, 4.125%, 10/31/27  15,330,000 15,484
U.S. Treasury Notes, 4.125%, 11/30/29  22,390,000 22,750
U.S. Treasury Notes, 4.125%, 3/31/32  2,165,000 2,194
U.S. Treasury Notes, 4.25%, 2/28/29  8,065,000 8,218
U.S. Treasury Notes, 4.25%, 6/30/29  4,835,000 4,931
U.S. Treasury Notes, 4.25%, 1/31/30  12,000,000 12,255
U.S. Treasury Notes, 4.25%, 11/15/34  12,810,000 12,957
U.S. Treasury Notes, 4.25%, 5/15/35  8,400,000 8,479
U.S. Treasury Notes, 4.375%, 12/31/29  11,660,000 11,962
U.S. Treasury Notes, 4.50%, 11/15/33  6,450,000 6,669
U.S. Treasury Notes, 4.625%, 2/15/35  19,205,000 19,961
455,029
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $493,602) 455,029

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  2.7%
Money Market Funds  2.7%
T. Rowe Price Treasury Reserve Fund, 4.17% (5)(14) 134,445,645 134,446
Total Short-Term Investments (Cost $134,446) 134,446
SECURITIES LENDING COLLATERAL  0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.16% (5)(14) 24,409,236 24,409
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 24,409
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.16% (5)(14) 9,551,195 9,551
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 9,551
Total Securities Lending Collateral (Cost $33,960) 33,960
Total Investments in Securities  100.8%
(Cost $3,383,271) $ 5,048,214
Other Assets Less Liabilities (0.8)% (41,720)
Net Assets 100.0% $ 5,006,494
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $186,168 and represents 3.7% of net assets.

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $7,060 and represents 0.1% of net assets.
(3) Level 3 in fair value hierarchy.
(4) SEC 30-day yield
(5) Affiliated Companies
(6) Non-income producing
(7) All or a portion of this security is on loan at September 30, 2025.
(8) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) Insured by Assured Guaranty Incorporated
(12) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $21,000 and represents 0.4% of net assets.
(13) At September 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PFA Public Finance Authority/Agency
PIK Payment-in-kind
PTC Pass-Through Certificate
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Balanced Fund

Par $ Value
(Cost a nd value in $000s)
TBA SALES COMMITMENTS
 (0.0)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.0)%
U.S. Government Agency Obligations  (0.0)%
UMBS, TBA, 3.00%, 10/1/55  2,020,000 (1,774)
(1,774)
U.S. Government Obligations  (0.0)%
Government National Mortgage Assn., TBA, 2.50%, 10/20/55  755,000 (650)
(650)
Total TBA Sales Commitments (Proceeds $(2,387)) (2,424)

T. ROWE PRICE Balanced Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 25,000 577 573 4
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 9,700 223 217 6
Total Centrally Cleared Credit Default Swaps,
Protection Sold 10
Total Centrally Cleared Swaps 10
Net payments (receipts) of variation margin to date (6)
Variation margin receivable (payable) on centrally cleared swaps $ 4

T. ROWE PRICE Balanced Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 135 U.S. Treasury Notes five year contracts 12/25 14,741 $ (27)
Long, 187 U.S. Treasury Notes two year contracts 12/25 38,971 22
Long, 10 Ultra U.S. Treasury Notes ten year
contracts 12/25 1,151 5
Net payments (receipts) of variation margin to date 25
Variation margin receivable (payable) on open futures contracts $ 25

T. ROWE PRICE Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 3.06%  $ — $ 1,199 $ 303
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.16%  (6,013) 8,550 10,001
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 2.47%  — 306 140
T. Rowe Price Real Assets Fund - I Class  (336) 45,068 —
T. Rowe Price Government Reserve Fund,
4.16% — — —++
T. Rowe Price Treasury Reserve Fund, 4.17% — — 3,731
Totals $ (6,349)# $ 55,123 $ 14,175+

T. ROWE PRICE Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Inflation
Protected Bond Fund - I Class,
3.06%  $ 22,426 $ 302 $ — $ 23,927
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.16%  216,903 9,964 45,056 190,361
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 2.47%  474 20,741 — 21,521
T. Rowe Price Real Assets
Fund - I Class  192,455 2,000 5,337 234,186
T. Rowe Price Government
Reserve Fund, 4.16% 47,683  ¤  ¤ 33,960
T. Rowe Price Treasury
Reserve Fund, 4.17% 60,756  ¤  ¤ 134,446
Total $ 638,401^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $14,175 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $580,550.

T. ROWE PRICE Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Balanced Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Balanced Fund, Inc.
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Balanced Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Balanced Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Balanced Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,220,215 $ — $ 1,220,215
Asset-Backed Securities — 68,262 1,643 69,905
Bond Funds 235,809 — — 235,809
Common Stocks 2,126,930 910,936 1,177 3,039,043
Convertible Preferred Stocks — — 2,397 2,397
Equity Funds 234,186 — — 234,186
Non-U.S. Government
Mortgage-Backed Securities — 76,747 1,506 78,253
Short-Term Investments 134,446 — — 134,446
Securities Lending Collateral 33,960 — — 33,960
Total Securities 2,765,331 2,276,160 6,723 5,048,214
Swaps* — 10 — 10
Futures Contracts* 27 — — 27
Total $ 2,765,358 $ 2,276,170 $ 6,723 $ 5,048,251
Liabilities
TBA Sales Commitments $ — $ 2,424 $ — $ 2,424
Futures Contracts* 27 — — 27
Total $ 27 $ 2,424 $ — $ 2,451
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Balanced Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F68-054Q3 09/25